Artisan Sustainable Emerging Markets Fund Expense Example - Artisan Sustainable Emerging Markets Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,720
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	615
Expense Example, with Redemption, 10 Years	1,367
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,246